Related Party Transactions - Additional Information (Detail)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 14, 2017 $ / shares shares	Mar. 15, 2017 shares	Oct. 24, 2016	Mar. 31, 2017 shares	Nov. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Agreement shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Distributions to Parent											$ 2,000,000	$ 14,000,000
Capital contribution from Parent										$ 672,000,000		48,000,000
Commission and other fees						$ 42,000,000	$ 54,000,000	$ 135,000,000	$ 142,000,000	$ 177,000,000	$ 154,000,000	30,000,000
Common Stock, shares outstanding (in shares) | shares						99,088,973		99,088,973		98,802,597	0
Equity in earnings from unconsolidated affiliate						$ 1,000,000	$ 0	$ 1,000,000	$ 0
Senior Notes | Senior notes with a rate of 6.125%, due 2024
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 300,000,000
Debt instrument, maturity year					2024			2024		2024
Debt instrument, stated interest rate					6.125%	6.125%		6.125%		6.125%
Wholly-owned Subsidiary of Hilton
Related Party Transaction [Line Items]
Distributions to Parent												14,000,000
Wholly-owned Subsidiary of Hilton | Purchase and Sale Agreement
Related Party Transaction [Line Items]
Transfer of certain floors for conversion to vacation ownership units												22,000,000
Net book value of floors transferred into inventory												45,000,000
Hilton | Purchase and Sale Agreement
Related Party Transaction [Line Items]
Capital contribution recognized from difference between cash paid and the net book value												30,000,000
Certain Hilton Wholly Owned Hotels
Related Party Transaction [Line Items]
Rental fees and fees for other amenities										$ 27,000,000	$ 25,000,000	28,000,000
Blackstone
Related Party Transaction [Line Items]
Accounts receivable, related parties										20,000,000	5,000,000
Percentage of outstanding shares sold		25.00%	25.00%
Sale of stock (in shares) | shares		24,750,000
Percentage of outstanding shares before transaction		40.00%
Price per share (in dollars per share) | $ / shares	$ 35.40
Due from related parties						$ 8,000,000		$ 8,000,000		20,000,000
Blackstone | Senior Notes | Senior notes with a rate of 6.125%, due 2024
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 75,000,000
Blackstone | Sale of Stock from Blackstone to JP Morgan Chase
Related Party Transaction [Line Items]
Sale of stock (in shares) | shares	9,650,000
Percentage of outstanding shares before transaction				15.00%
Common Stock, shares outstanding (in shares) | shares				15,008,689
BRE Ace Holdings
Related Party Transaction [Line Items]
Commission and other fees						43,000,000		43,000,000
Due from related parties						$ 29,000,000		29,000,000
Equity in earnings from unconsolidated affiliate								$ 1,000,000
Equity method investment, ownership percentage						25.00%		25.00%
Land | Hilton
Related Party Transaction [Line Items]
Capital contribution from Parent												18,000,000
Other Assets | Hilton Honors Points
Related Party Transaction [Line Items]
Prepaid expense										$ 58,000,000	56,000,000	48,000,000
Other Assets | Purchase and Sale Agreement
Related Party Transaction [Line Items]
Assets related to floors paid but not yet transferred											$ 7,000,000	$ 7,000,000
Minimum
Related Party Transaction [Line Items]
Number of transition services agreements | Agreement										1
Transition services agreements expected term										1 year
Maximum | Blackstone
Related Party Transaction [Line Items]
Information technology consulting services paid										$ 1,000,000